BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Due to related parties (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	₺ 9,047	₺ 3,930
Doruk Factoring A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	4,469
Doan Yaynlar Yaynclk ve Yapmclk Ticaret A.. ("Doan Yaynclk")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	1,728	1,745
Mesiar Medya Sigorta Araclk Hizmetleri A.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	1,607	1,091
Dogan Burda Dergi Yaynclk ve Pazarlama A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	77	259
Deger Merkezi Hizmetler ve Yonetim A.S.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	8	492
Other related parties
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	₺ 1,158	₺ 343